FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2020
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of assets and liabilities measured at fair value

	Level 1	Level 3	Total
	U.S. dollars in thousands
June 30, 2020:
Assets -
Financial assets at fair value through profit or loss	4,513	—	4,513
December 31, 2019:
Assets -
Financial assets at fair value through profit or loss	8,500	—	8,500

Schedule of change in derivative liabilities measured at Level 3

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019
	U.S. dollars in thousands
Balance at beginning of period	—	1,317	—	344
Fair value adjustments recognized in profit or loss	—	(1,304)	—	(331)
Balance at end of the period	—	13	—	13